RECOVERABLE INCOME TAX AND DEFERRED TAXES ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Recoverable Income Tax And Deferred Taxes Assets [Abstract]
Schedule of Recoverable Income Tax and Deferred Taxes Assets

	ASSETS
	2019	2018
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	209,513	287,472
Recoverable social contribution (CSLL) (i)	81,215	91,996
IRRF/CSLL—withholding income taxes (ii)	251,998	241,778
Total current	542,726	621,246
Deferred recoverable taxes
Income tax and social contribution on temporary differences1	99,175	23,050
Total non-current	99,175	23,050

	LIABILITIES
	2019	2018
Current taxes payable
Income tax payable	54,358	21,628
Social contribution payable	12,296	5,398
Total current	66,654	27,026

See movements table below
(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
(ii)
Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.

Schedule of Movements in Deferred Income Tax and Social Contribution
Movements in deferred income tax and social contribution

	Balance at December 31, 2018	Recognized in deferred tax benefit/ expenses	Recognized directly in equity	Add-backs/ Offsets	Balance at December 31, 2019
Deferred tax assets arising on:
Temporary differences
Provisions	1,244,246	(68,999)			1,175,247
Provisions for suspended taxes	29,555	134,999			164,554
Provisions for pension funds and impacts of (IAS 19 R)	(14,095)	(3,341)	3,331		(14,105)
Expected losses on trade receivables	478,827	(46,407)			432,420
Profit sharing	94,504	(13,185)			81,319
Foreign exchange differences	1,403,193	333,740			1,736,933
Merged goodwill (i)	1,690,508	(278,759)			1,411,749
Other temporary add-backs and deductions	177,085	773,610	2,557		953,252
Onerous obligation	1,527,924	449,900			1,977,824
Deferred taxes on temporary differences	6,631,747	1,281,558	5,888		7,919,193
CSLL tax loss carryforwards	13,703,529	1,033,425	25,095	38	14,762,087
Total deferred tax assets	20,335,276	2,314,983	30,983	38	22,681,280
Deferred tax liabilities
Temporary differences and income tax and social contribution of goodwill (ii)	(2,532,682)	235,338			(2,297,344)
Allowance for impairment loss (iii)	(17,779,544)	(2,474,234)	(30,983)		(20,284,761)
Total deferred tax assets (liabilities)	23,050	76,087 (* )		38	99,175

(*)	The expenses on deferred taxes disclosed in Note 6 include R$7,046 in deferred taxes of foreign operations classified as held-for-sale assets.
(i)
Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition of the Company and recognized by the merged companies in the course of 2009. The realization of the tax credit arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests in the Company in 2008-2011, recognized by the companies merged with and into Telemar Participações S.A. (“TmarPart”) and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company’s expected future profitability and the amortization of which is estimated to occur through 2025.

(ii)	Refers basically to the tax effects on the appreciation of property, plant and equipment and intangible assets, merged from TmarPart.
(iii)
The Company, based on the schedule of expected generation of future taxable income, supported by a technical feasibility study and the comparison with the estimate of the annual realization amount of asset and liability temporary differences, revised its deferred taxes recovery estimate and identified and recognized an allowance at recoverable amount.

The stock of tax loss carryforwards in Brazil and foreign subsidiaries is approximately R$32,805,092 and R$14,433,424, and corresponds to R$11,153,731 and R$3,608,356 in deferred tax assets, respectively, which can be carried forward indefinitely and offset against taxes payable in the future.